Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss for the year	$ (4,130)	$ (3,411)	$ (26,756)
Items not involving cash:
Depreciation	78	79	70
Depletion	2,658	3,204	943
Finance costs	8,266	8,043	1,839
Partial make-whole payment for redemption of convertible debentures	4,222
Other income	(4,102)	(81)	(70)
Share-based compensation	2,754	2,338	2,806
Change in fair value of short-term investments	(548)	(38)	264
Change in fair value of derivative liabilities			(242)
Change in fair value of embedded derivative	(483)	(612)	(30)
Loss (gain) on loan modification	240	(310)	249
Change in fair value of gold-linked loan	(1,685)	(1,681)	(172)
Impairments of royalties			22,379
Share of loss (gain) in associate	80	64	(172)
Dilution (gain) loss in associate	73	(9)	(12)
Deferred tax recovery	(528)	(6,480)	(6,183)
Unrealized foreign exchange loss	(213)	95	38
Operating cash flows before movements in working capital	6,682	1,201	(5,049)
Net changes in non-cash working capital items:
Accounts receivables	(1,078)	(746)	(248)
Interest income credited against gold-linked loan	1,598	1,081	33
Prepaids and other receivables	(1,783)	793	(1,681)
Accounts payable and accrued liabilities	751	214	69
Cash provided by (used in) operating activities	6,170	2,543	(6,876)
Investing activities
Interest received	58	81	36
Dividend received			34
Investment in royalties, streaming and other mineral interests	(72,960)	(46,098)	(28,701)
Investment in gold-linked loan			(10,000)
Investment in long-term investment	(27)
Proceeds on disposition of short-term investments	20	174	3,308
Proceeds on disposition of royalties, streaming and other mineral interests	3,250	112
Proceeds on partial disposition of investment in associate	438
Land agreements proceeds credited against other mineral interests	561	1,663	1,835
Cash used in investing activities	(68,660)	(44,068)	(33,488)
Financing activities
Proceeds from issuance of common shares	107,212	31,976	1,391
Net proceeds from bank loan (payment of principal and bank transaction costs)	(26,194)	14,624	(161)
Proceeds from convertible debentures, net of issuance costs			38,520
Partial make-whole payment for redemption of convertible debentures	(2,955)
Interest paid	(5,228)	(4,161)	(1,115)
Payment of lease obligations	(94)	(90)	(76)
Dividends paid			(2,599)
Settlement of offsetting put and call options	(111)
Cash provided by financing activities	72,630	42,349	35,960
Net increase (decrease) in cash	10,140	824	(4,404)
Beginning of year/period	2,267	1,443	5,847
End of year/period	$ 12,407	$ 2,267	$ 1,443